WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 110.4%
ACE Securities Corp. Home Equity Loan Trust, 2005-RM1 M4 (1 mo. USD LIBOR + 1.020%)	3.038%	3/25/35	$3,154,600	$3,108,570	(b)
Adjustable Rate Mortgage Trust, 2005-5 1A1	4.126%	9/25/35	135,427	114,636	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	4.295%	10/25/35	303,371	281,055	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	2.518%	3/25/36	243,386	111,018	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.490%)	2.508%	8/25/35	3,460,000	2,993,130	(b)
AFC Trust, 2000-3 1A (1 mo. USD LIBOR + 0.750%)	2.768%	10/25/30	934,821	875,540	(b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	2.982%	6/25/35	1,772,323	176,207	(b)
Alternative Loan Trust, 2005-14 3A1	2.751%	5/25/35	210,567	152,047	(b)
Alternative Loan Trust, 2005-36 4A1	4.150%	8/25/35	400,368	384,713	(b)
Alternative Loan Trust, 2005-61 1A2 (1 mo. USD LIBOR + 0.740%)	2.758%	12/25/35	1,158,060	1,113,905	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	2.518%	10/25/35	940,654	751,759	(b)
Alternative Loan Trust, 2006-HY10 1A1	3.465%	5/25/36	320,907	280,991	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	100,223	70,220
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	160,820	167,869
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	20.326%	9/25/37	549,234	865,783	(b)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	2.198%	6/25/47	1,274,229	1,125,220	(b)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.722%	1/25/36	882,115	733,689	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	2.818%	3/25/47	12,735,445	696,542	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	3.045%	7/25/46	1,924,049	883,575	(b)(c)
Argent Securities Trust, 2006-M2 A2C (1 mo. USD LIBOR + 0.150%)	2.168%	9/25/36	2,142,750	874,994	(b)
Argent Securities Trust, 2006-M2 A2D (1 mo. USD LIBOR + 0.240%)	2.258%	9/25/36	565,535	234,964	(b)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	3.082%	10/25/35	2,717,109	221,493	(b)
Banc of America Funding Corp., 2015-R3 2A2	2.275%	2/27/37	2,593,891	2,219,473	(b)(c)
Banc of America Funding Trust, 2004-B 6A1	2.499%	12/20/34	371,361	310,714	(b)
Banc of America Funding Trust, 2004-C 3A1	4.396%	12/20/34	356,664	350,131	(b)
Banc of America Funding Trust, 2006-D 2A1	3.537%	5/20/36	37,866	35,226	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Banc of America Funding Trust, 2006-F 1A1	5.018%	7/20/36	$188,607	$193,365	(b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	3.543%	9/26/45	3,750,000	3,011,951	(b)(c)
Banc of America Funding Trust, 2015-R2 3A3	5.194%	4/29/37	991,825	797,922	(b)(c)
Banc of America Funding Trust, 2015-R4 4A3	10.053%	1/27/30	11,192,175	5,396,374	(b)(c)
Banc of America Funding Trust, 2015-R2 9A2	2.769%	3/27/36	4,458,706	4,116,193	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	2.945%	3/25/37	2,312,189	2,266,817	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	3.377%	3/25/37	2,814,999	2,774,756	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	3.627%	3/25/37	1,275,374	1,272,779	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	3.977%	3/25/37	550,521	553,246	(b)(c)
BCAP LLC Trust, 2011-RR2 1A4	4.471%	7/26/36	3,878,754	2,833,357	(b)(c)
Bear Stearns ALT-A Trust, 2005-9 25A1	4.283%	11/25/35	293,112	254,308	(b)
Bear Stearns Asset Backed Securities I Trust, 2004-BO1 M9B (1 mo. USD LIBOR + 4.000%)	6.018%	10/25/34	617,000	631,126	(b)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	2.019%	9/25/34	58,924	57,564	(b)
Bellemeade Re Ltd., 2017-1 B1 (1 mo. USD LIBOR + 4.750%)	6.768%	10/25/27	1,070,000	1,103,304	(b)(c)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	4.918%	4/25/28	2,510,000	2,516,582	(b)(c)
Centex Home Equity Loan Trust, 2004-D MV1 (1 mo. USD LIBOR + 0.620%)	2.638%	9/25/34	857,232	860,428	(b)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/25/21	166,182	115,691
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.482%	6/25/35	9,132,595	2,014,549	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	2.148%	4/25/47	118,131	118,753	(b)(c)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. USD LIBOR + 0.640%)	2.658%	3/25/35	73,516	75,439	(b)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	2.618%	5/25/35	93,818	88,428	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.863%	4/25/35	409,710	345,052	(b)
CHL Mortgage Pass-Through Trust, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	2.618%	3/25/35	56,668	50,990	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. USD LIBOR + 19.525%)	13.974%	10/25/35	$17,579	$23,049	(b)
CHL Mortgage Pass-Through Trust, 2005-HY10 1A1	4.438%	2/20/36	113,018	106,812	(b)
CHL Mortgage Pass-Through Trust, 2005-HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	3.939%	2/20/36	132,899	126,432	(b)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.974%	9/25/37	2,901,543	1,762,855	(b)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.648%	7/25/36	276,109	212,962	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	6,077,291	3,330,021	(c)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	4.680%	9/25/34	58,697	60,308	(b)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	3.618%	8/25/34	22,425	22,141	(b)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.224%	8/25/35	134,645	119,157	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.348%	7/25/36	526,822	499,177	(b)(c)
Countrywide Asset-Backed Certificates, 2007-SEA1 1A1 (1 mo. USD LIBOR + 0.550%)	2.568%	5/25/47	479,886	386,265	(b)(c)
Credit Suisse European Mortgage Capital Ltd., 2019-10TF A (3 mo. USD LIBOR + 2.900%, 0.000% floor)	5.000%	8/9/24	2,500,000	2,500,000	(b)(c)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.440%)	2.458%	9/25/36	3,905,007	505,519	(b)(c)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	313,456	267,830
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	13.878%	7/27/36	559,757	723,692	(b)(c)
CSMC Trust, 2015-2R 7A2	4.102%	8/27/36	3,720,760	3,178,797	(b)(c)
CSMC Trust, 2010-18R 6A5	4.459%	9/28/36	2,133,000	2,109,814	(b)(c)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	2.285%	10/27/36	4,453,765	3,562,100	(b)(c)
CSMC Trust, 2017-RPL1 B1	3.082%	7/25/57	3,052,442	2,528,542	(b)(c)
CSMC Trust, 2017-RPL1 B2	3.082%	7/25/57	3,501,991	2,566,301	(b)(c)
CSMC Trust, 2017-RPL1 B3	3.082%	7/25/57	2,977,486	1,883,248	(b)(c)
CSMC Trust, 2017-RPL1 B4	3.082%	7/25/57	3,406,496	511,376	(b)(c)
CWABS Asset-Backed Certificates Trust, 2005-11 MF1	5.348%	2/25/36	2,000,000	2,023,710	(b)
CWABS Asset-Backed Certificates Trust Inc., 2003-5 MF2	5.122%	11/25/33	1,231,187	1,251,970	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	2.308%	2/15/34	$64,454	$62,146	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	28,733	19,928	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	6.942%	4/15/36	275,462	49,065	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	11.585%	4/15/36	262,074	77,862	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	7.215%	4/15/36	80,704	23,749	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	5.521%	4/15/36	293,655	63,603	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,497,388	1,003,090	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.269%	9/25/55	29,732,451	3,457,557	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	218,033,911	789,283	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	11,721,728	1,741,403	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.174%	8/25/56	19,727,182	2,506,260	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,170,000	1,178,053	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	522,322,602	2,097,125	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	691,306	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA1 B2 (1 mo. USD LIBOR + 10.750%)	12.768%	1/25/49	1,500,000	1,808,024	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	12.518%	10/25/28	496,468	690,617	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)
Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	12.018%	7/25/29	$2,660,156	$2,989,009	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	13.268%	10/25/29	1,783,547	2,218,646	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 B2 (1 mo. USD LIBOR + 11.000%)	13.018%	10/25/48	3,000,000	3,792,802	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	13.768%	4/25/43	5,676,303	6,778,287	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	12.518%	2/25/47	3,530,000	3,923,910	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	13.268%	12/25/28	1,033,208	1,454,479	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	10.618%	3/25/29	1,584,424	2,029,885	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 B	4.459%	11/25/48	4,880,000	2,859,770	(b)(c)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.132%	12/25/42	3,071,888	637,006	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	5.618%	1/25/30	1,320,000	1,393,961	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	13.768%	8/25/28	1,878,427	2,703,103	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.268%	1/25/29	2,632,528	3,490,337	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.268%	4/25/29	4,241,576	5,439,625	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	14.268%	9/25/28	2,345,427	3,380,872	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	13.768%	10/25/28	$1,661,749	$2,358,395	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	6.368%	4/25/31	3,210,000	3,470,427	(b)(c)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	3.918%	8/25/35	629,252	579,142	(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	96,347	64,817
GS Mortgage Securities Corp II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	2.744%	3/20/23	34,410	34,507	(b)(c)
GSAA Resecuritization Mortgage Trust, 2005-R1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	2.982%	4/25/35	2,355,456	272,818	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	58,263	67,297	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	381,256	404,274	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	66,038	71,412	(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.418%	10/25/46	1,435,842	1,373,411	(b)(c)
HarborView Mortgage Loan Trust, 2006-2 1A	4.974%	2/25/36	22,494	14,595	(b)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	2.518%	5/25/36	3,500,000	1,429,130	(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.631%	1/25/37	131,352	112,140	(b)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	2.738%	10/25/34	300,764	302,013	(b)
IndyMac INDA Mortgage Loan Trust, 2005-AR2 1A1	3.268%	1/25/36	72,155	66,466	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	3.422%	1/25/35	69,531	67,300	(b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.819%	9/25/35	65,476	61,719	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.811%	5/25/36	249,586	219,598	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.753%	6/25/36	343,798	337,781	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	4.268%	6/25/36	410,224	380,288	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.940%	3/25/37	336,924	332,983	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	851,260	667,950
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	57,824	61,200

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	$24,986	$26,533
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	2.518%	8/25/37	2,543,729	1,296,482	(b)
Legacy Mortgage Asset Trust, 2019-GS2 A2	4.250%	1/25/59	4,520,000	4,530,315	(c)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	3.382%	7/25/36	5,884,434	1,576,002	(b)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	3.332%	11/25/36	5,394,623	1,132,128	(b)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	2.198%	11/25/36	3,943,035	2,394,087	(b)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	5.132%	11/25/36	5,515,897	1,920,378	(b)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	2.348%	6/25/37	2,988,331	671,901	(b)
Lehman XS Trust, 2005-9N 1A1 (1 mo. USD LIBOR + 0.270%)	2.288%	2/25/36	842,933	822,858	(b)
Lehman XS Trust, 2006-14N 3A2 (1 mo. USD LIBOR + 0.240%)	2.258%	8/25/36	960,442	940,028	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.170%)	2.188%	12/25/36	639,075	574,597	(b)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%, 2.750% floor)	4.573%	7/31/21	2,500,000	2,500,000	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	4.334%	10/25/34	65,030	68,522	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	4.714%	2/25/36	11,081	10,984	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.228%	4/25/46	240,260	223,369	(b)
MASTR Asset Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	3,017,897
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	747,531	724,483	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,366,265	1,422,651	(c)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	63,502	65,564	(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	4.324%	3/25/36	587,713	424,351	(b)
Morgan Stanley ABS Capital I Trust Inc., 2003-NC10 M2 (1 mo. USD LIBOR + 2.700%)	4.718%	10/25/33	16,850	16,527	(b)
Morgan Stanley Mortgage Loan Trust, 2004-7AR B1	4.421%	9/25/34	2,585,101	2,055,882	(b)
Morgan Stanley Mortgage Loan Trust, 2004-11AR 1B1 (1 mo. USD LIBOR + 0.600%)	2.618%	1/25/35	2,729,155	2,505,585	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	2.158%	6/25/36	$240,980	$91,330	(b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. USD LIBOR + 0.230%)	2.248%	2/25/37	1,879,528	873,548	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.489%	11/25/37	533,464	496,966	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	3.192%	12/27/46	929,164	775,839	(b)(c)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	3.083%	11/25/34	527,005	533,686	(b)
Nomura Resecuritization Trust, 2014-5R 1A9	7.295%	6/26/35	1,767,589	1,821,019	(b)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	4.890%	5/27/23	2,945,427	2,972,054	(b)(c)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	4.272%	9/25/34	1,367,983	1,468,289
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.630%)	2.648%	11/25/35	2,143,113	1,772,681	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,211,922	1,946,030	(c)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	2.558%	8/25/31	815,863	719,772	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.288%	5/25/36	323,503	320,419	(b)(c)
RALI Trust, 2005-QA3 CB4	4.180%	3/25/35	1,597,649	1,036,875	(b)
RALI Trust, 2006-QA1 A11	4.589%	1/25/36	393,019	346,484	(b)
RALI Trust, 2006-QA4 A (1 mo. USD LIBOR + 0.180%)	2.198%	5/25/36	270,928	261,604	(b)
RALI Trust, 2006-QO2 A1 (1 mo. USD LIBOR + 0.220%)	2.238%	2/25/46	198,859	75,079	(b)
RALI Trust, 2006-QO2 A2 (1 mo. USD LIBOR + 0.270%)	2.288%	2/25/46	3,951,630	1,523,491	(b)
RALI Trust, 2006-QO7 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.800%)	3.246%	9/25/46	1,807,941	1,728,633	(b)
RALI Trust, 2007-QA2 A1 (1 mo. USD LIBOR + 0.130%)	2.148%	2/25/37	162,414	158,977	(b)
RAMP Trust, 2004-RS4 MII2 (1 mo. USD LIBOR + 2.025%)	4.043%	4/25/34	961,062	834,614	(b)
RAMP Trust, 2004-SL3 A3	7.500%	12/25/31	466,777	476,795
RAMP Trust, 2005-SL2 A5	8.000%	10/25/31	417,521	321,463
RBSGC Mortgage Loan Trust, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	2.368%	1/25/37	2,980,572	1,015,305	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	$3,000,000	$3,023,475	(b)(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	550,590	393,414
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	3,084,113	1,387,830
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,582,571	1,159,379
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	445,054	192,306
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,914,212	912,868
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,219,895	1,442,003
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,744,392	1,019,416
Reperforming Loan REMIC Trust, 2005-R2 2A3	8.000%	6/25/35	42,570	44,352	(c)
Residential Asset Securitization Trust, 2005-A7 A2, IO (-1.000 x 1 mo. USD LIBOR + 7.250%)	5.232%	6/25/35	1,833,248	529,071	(b)
Residential Asset Securitization Trust, 2005-A13 1A3 (1 mo. USD LIBOR + 0.470%)	2.488%	10/25/35	115,968	97,161	(b)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	2.518%	4/25/36	1,595,511	741,873	(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.482%	4/25/36	3,306,759	717,367	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	261,394	229,988
RFMSI Trust, 2005-SA3 1A	4.232%	8/25/35	1,086,545	802,796	(b)
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	3.382%	9/25/36	4,378,931	544,569	(b)
RFMSI Trust, 2006-SA2 4A1	5.427%	8/25/36	164,138	144,317	(b)
RFMSI Trust, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	2.518%	6/25/37	1,753,338	1,435,956	(b)
RFMSI Trust, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.482%	6/25/37	1,753,338	144,448	(b)
Soundview Home Loan Trust, 2005-1 M6 (1 mo. USD LIBOR + 1.950%)	3.968%	4/25/35	1,330,819	1,264,285	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	4.254%	12/25/34	298,627	293,486	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	3.926%	3/25/35	136,353	130,163	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 5A	4.354%	3/25/35	$73,678	$74,401	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-6XS M2 (1 mo. USD LIBOR + 1.155%)	3.173%	3/25/35	914,522	886,012	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	4.111%	4/25/35	67,044	67,273	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	5.768%	9/25/34	297,405	289,684	(b)
Structured Asset Mortgage Investments II Trust, 2006-AR5 4A1 (1 mo. USD LIBOR + 0.220%)	2.238%	5/25/46	602,998	337,163	(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-RF3 1A1, PAC	6.000%	10/25/36	1,189,789	1,205,653	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC1 M1 (1 mo. USD LIBOR + 0.230%)	2.248%	2/25/37	3,946,425	3,088,173	(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	4.452%	10/20/35	21,308	21,503	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.530%)	2.548%	1/25/45	1,735,973	1,355,309	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	2.508%	10/25/45	218,266	218,559	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.400%)	2.418%	11/25/45	976,188	699,701	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	3.831%	12/25/36	217,132	205,597	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. USD LIBOR + 23.283%)	15.883%	10/25/35	214,193	287,071	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. USD LIBOR + 35.933%)	21.132%	11/25/35	68,504	128,125	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	2.918%	11/25/35	135,594	115,117	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. USD LIBOR + 0.100%)	2.118%	12/25/36	408,335	287,482	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	3.442%	3/25/37	$2,808,015	$298,912	(b)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR2 2A2	5.143%	3/25/35	44,307	46,021	(b)
Wells Fargo Mortgage Backed Securities Trust, 2006-2 1A4(-2.750 x 1 mo. USD LIBOR + 19.388%)	13.837%	3/25/36	759,959	928,050	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $200,696,141)				230,627,348

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 24.1%
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	4.419%	7/15/37	1,500,000	1,503,816	(b)(c)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	4.928%	4/15/34	2,000,000	2,018,160	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-SHP2 F (1 mo. USD LIBOR + 5.200%)	7.228%	7/15/27	1,000,000	1,002,905	(b)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	923,651	628,307
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	709,306	539,118	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,620,000	1,487,467	(c)
CSMC Trust, 2015-LHMZ MZ	8.928%	7/20/20	2,898,332	2,911,429	(c)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	9.648%	7/15/32	3,300,000	3,304,663	(b)(c)
CSMC Trust, 2018-PLUM B (1 mo. USD LIBOR + 5.000%)	7.028%	8/15/20	2,256,322	2,261,054	(b)(c)
CSMC Trust, 2017-CHOP F (1 mo. USD LIBOR + 4.350%)	6.378%	7/15/32	1,620,000	1,637,580	(b)(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	1,912,864	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K034 X3, IO	1.781%	9/25/41	10,200,000	634,707	(b)
FREMF Mortgage Trust, 2019-KG01 B	4.307%	4/25/29	2,239,000	2,323,101	(b)(c)
FRESB Mortgage Trust, 2018-SB48 B (3.677% to 9/25/26 then 6 mo. LIBOR + 7.500%)	3.677%	2/25/38	3,874,357	2,806,193	(b)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	939,587	671,407	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	249,705	254,963
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	91,935	81,172
GS Mortgage Securities Trust, 2007-GG10 AJ	6.006%	8/10/45	2,444,718	1,165,813	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	$296,675	$164,655	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.004%	2/12/49	1,340,172	896,289	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.613%	2/15/51	88,576	84,922	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.235%	6/15/35	3,000,000	2,994,606	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	5.828%	7/15/34	2,000,000	2,003,429	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT D (1 mo. USD LIBOR + 6.550%)	8.578%	7/15/34	1,000,000	1,002,494	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT XCP, IO	2.052%	7/15/34	15,000,000	537,353	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	111,892	70,268	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	225,725	97,782	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.210%	9/12/49	52,595	22,779	(b)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	7,572	7,566
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.458%	12/12/49	169,062	107,414	(b)
Motel 6 Trust, 2017-MTL6 F (1 mo. USD LIBOR + 4.250%)	6.278%	8/15/34	1,260,699	1,274,569	(b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/34	1,900,000	1,861,007	(b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/34	950,000	862,843	(b)(c)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.250%)	5.278%	11/15/27	1,000,000	872,998	(b)(c)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.178%	11/15/27	1,600,000	1,262,984	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.180%)	5.222%	11/11/34	405,040	407,101	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.392%	11/11/34	2,430,241	2,469,904	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	11.842%	11/11/34	1,620,161	1,648,583	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	$3,130,000	$2,085,882	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	5,510,000	2,090,979	(b)(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.844%	2/15/51	373,129	325,047	(b)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $52,238,891)				50,296,173

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 11.0%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	1,400,000	1,338,387	(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/7/49	2,000,000	2,075,700	(c)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	1,863,857
BCMSC Trust, 1998-B A	6.530%	10/15/28	503,315	527,072	(b)
BCMSC Trust, 1998-C M1	7.510%	1/15/29	3,934,370	3,453,848	(b)
BCMSC Trust, 1999-A A3	5.980%	3/15/29	211,218	215,410	(b)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.278%	4/20/29	1,700,000	1,614,189	(b)(c)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,406,028	1,453,915	(b)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	198,826	96,058	(c)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.448%	5/15/34	80,605	75,767	(b)(c)
Origen Manufactured Housing Contract Trust, 2006-A A2	4.143%	10/15/37	1,010,759	971,490	(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.752%	4/15/37	1,234,421	1,201,662	(b)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	3.228%	10/15/37	2,087,093	2,060,906	(b)(c)
Ratchet Trading Ltd., 2018-1 A	15.190%	1/26/27	135,729	131,913	(b)(c)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	8/10/20	2,191,561	132,845
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	1,814,136	(c)
TES LLC, 2017-1A B	7.740%	10/20/47	1,500,000	1,494,124	(c)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	4.928%	10/20/28	750,000	735,937	(b)(c)
Upgrade Pass-Through Trust I, 2017-1 CERT	14.960%	12/27/27	150,988	147,568	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Upgrade Pass-Through Trust I, 2018-2 A	16.537%	5/15/24	$163,388	$160,674	(c)
Upgrade Pass-Through Trust I, 2018-5 A	12.075%	9/15/24	222,622	218,887	(c)
Upgrade Pass-Through Trust I, 2018-6 A	5.339%	10/15/24	200,321	195,307	(c)
Upgrade Pass-Through Trust IV, 2018-4 A	15.308%	8/15/24	241,325	234,410	(c)
Upgrade Pass-Through Trust VII, 2018-7 A	14.784%	1/15/25	350,083	334,309	(c)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.323%	6/7/30	600,000	567,782	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $24,793,945)				23,116,153

			FACE AMOUNT
CORPORATE BONDS & NOTES - 0.4%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Pass-Through Trust	9.350%	1/10/23	479,444	536,145	(c)

FINANCIALS - 0.1%
Insurance - 0.1%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	45,494	66,308	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.104%	2/12/23	194,068	196,494	(b)(c)

TOTAL FINANCIALS				262,802

INDUSTRIALS - 0.0%
Airlines - 0.0%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	1,878	1,879	(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $708,476)				800,826

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $278,437,453)				304,840,500

			SHARES
SHORT-TERM INVESTMENTS - 1.3%
Dreyfus Government Cash Management, Insti- tutional Shares (Cost - $2,701,337)	1.947%		2,701,337	2,701,337

TOTAL INVESTMENTS - 147.2% (Cost - $281,138,790)				307,541,837
Liabilities in Excess of Other Assets - (47.2)%				(98,656,645)

TOTAL NET ASSETS - 100.0%				$208,885,192

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
USD	— United States Dollar

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 2-Year Notes	8	12/19	$1,728,904	$1,724,000	$4,904
U.S. Treasury 5-Year Notes	36	12/19	4,308,336	4,289,344	18,992
U.S. Treasury 10-Year Notes	116	12/19	15,216,802	15,116,250	100,552
U.S. Treasury Ultra 10-Year Notes	44	12/19	6,333,827	6,265,875	67,952

Net unrealized appreciation on open futures contracts					$192,400

At September 30, 2019, the Fund had the following open forward foreign currency contract:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	55,341	USD	62,747	BNP Paribas SA	10/17/19	$(2,347)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

At September 30, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (Markit CMBX.NA.BBB-.6 Index)	$100,000	5/11/63	3.000% Monthly	$(8,462)	$(9,841)	$1,379
Barclays Bank PLC (Markit CMBX.NA.BBB-.6 Index)	400,000	5/11/63	3.000% Monthly	(33,849)	(39,132)	5,283
Barclays Bank PLC (Markit CMBX.NA.BBB-.6 Index)	700,000	5/11/63	3.000% Monthly	(59,235)	(68,481)	9,246
Barclays Bank PLC (Markit CMBX.NA.BBB-.6 Index)	1,000,000	5/11/63	3.000% Monthly	(84,621)	(97,501)	12,880
Barclays Bank PLC (Markit CMBX.NA.BBB-.8 Index)	100,000	10/17/57	3.000% Monthly	(4,330)	(4,797)	467
Barclays Bank PLC (Markit CMBX.NA.BBB-.8 Index)	700,000	10/17/57	3.000% Monthly	(30,310)	(31,670)	1,360
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.6 Index)	2,000,000	5/11/63	3.000% Monthly	(169,242)	(198,218)	28,976
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.8 Index)	2,300,000	10/17/57	3.000% Monthly	(99,590)	(105,027)	5,437

Total	$7,300,000			$(489,639)	$(554,667)	$65,028

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (Markit CMBX.NA.BBB-.11 Index)	$100,000	11/18/54	3.000% Monthly	$4,359	$4,797	$(438)
Credit Suisse (Markit CMBX.NA.BBB-.11 Index)	1,100,000	11/18/54	3.000% Monthly	47,954	49,948	(1,994)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.12 Index)	1,500,000	8/17/61	3.000% Monthly	91,231	127,992	(36,761)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.12 Index)	2,300,000	8/17/61	3.000% Monthly	139,888	128,168	11,720

Total	$5,000,000			$283,432	$310,905	$(27,473)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$230,627,348	—	$230,627,348
Commercial Mortgage-Backed Securities	—	50,296,173	—	50,296,173
Asset-Backed Securities	—	23,116,153	—	23,116,153
Corporate Bonds & Notes	—	800,826	—	800,826

Total Long-Term Investments	—	304,840,500	—	304,840,500

Short-Term Investments†	$2,701,337	—	—	2,701,337

Total Investments	$2,701,337	$304,840,500	—	$307,541,837

Other Financial Instruments:
Futures Contracts	$192,400	—	—	$192,400
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	$283,432	—	283,432

Total Other Financial Instruments	$192,400	$283,432	—	$475,832

Total	$2,893,737	$305,123,932	—	$308,017,669

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2,347	—	$2,347
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	489,639	—	489,639

Total	—	$491,986	—	$491,986

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.